Document and Entity Information	Dec. 10, 2025	Nov. 12, 2025
Cover [Abstract]
Amendment Flag		false
Entity Central Index Key		0001817241
Document Type		8-K
Document Period End Date	Dec. 10, 2025
Entity Registrant Name		Artiva Biotherapeutics, Inc.
Entity Incorporation State Country Code		DE
Entity File Number		001-42179
Entity Tax Identification Number		83-3614316
Entity Address, Address Line One		5505 Morehouse Drive
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92121
City Area Code		(858)
Local Phone Number		267-4467
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Security 12b Title		Common Stock, $0.0001 par value per share
Trading Symbol		ARTV
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false